Taxes - Schedule of Provision for Income Taxes (Details)	6 Months Ended
	Jun. 30, 2026 HKD ($)	Jun. 30, 2026 USD ($)	Jun. 30, 2025 HKD ($)
Taxes - Schedule of Provision for Income Taxes (Details) [Line Items]
Provision for income taxes - Deferred	$ (533,353)	$ (68,012)	$ 1,060,857
Income tax (expense) credit	533,353	68,012	(885,588)
Hong Kong [Member]
Taxes - Schedule of Provision for Income Taxes (Details) [Line Items]
Provision for income taxes - Current	0	0	0
Provision for income taxes - Deferred	60,832	7,757	(144,701)
The UK [Member]
Taxes - Schedule of Provision for Income Taxes (Details) [Line Items]
Provision for income taxes - Current	0	0	0
Provision for income taxes - Deferred	$ 472,521	$ 60,255	$ (740,887)